PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

				Assets	Right
	Mining	Mining	Processing	under	of use
	properties	equipment	equipment	construction	assets	Total
	$	$	$	$	$	$

At January 1, 2020
Cost	31,774	16,887	6,160	5,071	1,646	61,538
Accumulated amortization	(20,198)	(11,267)	(5,036)	-	(219)	(36,720)
	11,576	5,620	1,124	5,071	1,427	24,818

Year ended December 31, 2020
Opening net book value	11,576	5,620	1,124	5,071	1,427	24,818
Additions	1,416	1,873	673	3,658	48	7,668
Reclassification	4,046	3,333	-	(7,325)	(54)	-
Depletion and amortization	(2,191)	(2,101)	(298)	-	(202)	(4,792)
Exchange differences (2)	(377)	164	(503)	(882)	(266)	(1,864)
Closing net book value	14,470	8,889	996	522	953	25,830

At December 31, 2020
Cost	36,400	21,576	6,075	522	1,640	66,213
Accumulated amortization	(21,930)	(12,687)	(5,079)	-	(687)	(40,383)
	14,470	8,889	996	522	953	25,830

Period ended September 30, 2021
Opening net book value	14,470	8,889	996	522	953	25,830
Additions (1)	3,350	308	214	2,599	13	6,484
Reclassification	1,435	382	18	(1,835)	-	-
Impairment (3)	(90)	(386)	(233)	(43)	-	(752)
Depletion and amortization	(3,207)	(1,964)	(213)	-	(181)	(5,565)
Exchange differences (2)	(266)	(139)	(15)	(10)	(3)	(433)
Closing net book value	15,692	7,090	767	1,233	782	25,564

At September 30, 2021
Cost	40,546	21,506	5,968	1,233	1,650	70,903
Accumulated amortization	(24,854)	(14,416)	(5,201)	-	(868)	(45,339)
	15,692	7,090	767	1,233	782	25,564

(1)	During the nine months ended September 30, 2021, the Company incurred $2,599 in sustaining capital expenditures recorded as assets under construction (September 30, 2020 – $2,931), primarily relating to ventilation and dewatering systems at the Platosa Mine. The associated assets will be reclassified to their appropriate asset class when commissioned.

(2)	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.

(3)	Refer to Note 12 – Provision for Litigation. As a result of the Judgment, the Company performed an impairment test on the Miguel Auza processing facility (held in San Pedro) and the Platosa Mine CGUs as of September 30, 2021. The recoverable amounts were calculated using the value in use method and estimated based on discounted future cash flows. The recoverable amount of the Platosa Mine was estimated to exceed the carrying amount of the CGU. The discounted cash flows for the Miguel Auza processing facility have been adjusted to reflect risks related to the Judgment. The other key assumptions used in making this assessment included forecast tonnes delivered from Platosa, forecast third party toll-milling tonnes and rates, operating and maintenance costs, and the discount rate. A discount rate of 10% was estimated based on the Company’s weighted average cost of capital. As a result, an impairment loss of $752 was recognized in San Pedro at September 30, 2021. In the event that the projected third party toll-milling cash flows could not be generated, a further impairment charge of $525 would result. The Company is currently operating the Miguel Auza processing facility uninterrupted. In the event San Pedro enters into insolvency proceedings an additional impairment could result.